On June 29, 2023, an action was filed against Royce Global Value Trust, Inc. (File No. 811-22532) (the “Fund”) and numerous unrelated funds in Saba Capital Master Funds., Ltd., et al. v. Clearbridge Energy Midstream Opportunity Fund, Inc., et al., No. 1:23-cv-05568 (S.D.N.Y.). The action seeks to rescind the defendants’ election to opt into, and become subject to, the provisions of the Maryland Control Share Acquisition Act (“MCSAA”), attorneys’ fees/costs, and other relief. On the same day, the plaintiffs also filed a motion for summary judgment against the various defendants. On October 31, 2023, the Fund and certain unrelated funds filed motions to dismiss such action based upon various grounds. On December 5, 2023, the Court issued an order denying such motions to dismiss, granting plaintiffs’ motion for summary judgment against the remaining defendants, and directing rescission of the bylaw provisions that sought to implement the provisions of the MCSAA. The Court subsequently issued the corresponding judgment and a legal opinion on January 4, 2024. The Fund filed a notice of appeal from such judgment with the United States Court of Appeals for the Second Circuit on January 4, 2024. The ultimate outcome of this action is unknown

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